Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2030 Fund - Fidelity Freedom 2030 Fund - Class K	May 30, 2023 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714